Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Non-controlling Interest in Subsidiary	Total
Balance at Feb. 01, 2021
Balance (in Shares) at Feb. 01, 2021
Issuance of Class A and Class B ordinary shares to Sponsor		$ 863	24,137			25,000
Issuance of Class A and Class B ordinary shares to Sponsor (in Shares)	2,500	8,625,000
Issuance of Units in subsidiary to Sponsor					1,000	1,000
Net income (loss)				(33,931)	(1,357)	(35,288)
Balance at Mar. 31, 2021		$ 863	24,137	(33,931)	(357)	(9,288)
Balance (in Shares) at Mar. 31, 2021	2,500	8,625,000
Balance at Feb. 01, 2021
Balance (in Shares) at Feb. 01, 2021
Net income (loss)						(12,021,229)
Balance at Sep. 30, 2021		$ 863		(40,320,699)	(461,355)	(40,781,191)
Balance (in Shares) at Sep. 30, 2021	2,500	8,625,000
Balance at Feb. 01, 2021
Balance (in Shares) at Feb. 01, 2021
Accretion of Class A ordinary shares subject to possible redemption to redemption value			(24,137)	(28,761,825)		(28,785,962)
Issuance of Class A and Class B ordinary shares to Sponsor		$ 863	24,137			25,000
Issuance of Class A and Class B ordinary shares to Sponsor (in Shares)	2,500	8,625,000
Issuance of Units in subsidiary to Sponsor					1,000	1,000
Net income (loss)				(9,797,289)	(391,892)	(10,189,181)
Balance at Dec. 31, 2021		$ 863		(38,559,114)	(390,892)	(38,949,143)
Balance (in Shares) at Dec. 31, 2021	2,500	8,625,000
Balance at Mar. 31, 2021		$ 863	24,137	(33,931)	(357)	(9,288)
Balance (in Shares) at Mar. 31, 2021	2,500	8,625,000
Accretion of Class A ordinary shares subject to possible redemption to redemption value			(24,137)	(28,761,825)		(28,785,962)
Net income (loss)				(6,171,577)	(246,863)	(6,418,440)
Balance at Jun. 30, 2021		$ 863		(34,967,333)	(247,220)	(35,213,690)
Balance (in Shares) at Jun. 30, 2021	2,500	8,625,000
Net income (loss)				(5,353,366)	(214,135)	(5,567,501)
Balance at Sep. 30, 2021		$ 863		(40,320,699)	(461,355)	(40,781,191)
Balance (in Shares) at Sep. 30, 2021	2,500	8,625,000
Balance at Dec. 31, 2021		$ 863		(38,559,114)	(390,892)	(38,949,143)
Balance (in Shares) at Dec. 31, 2021	2,500	8,625,000
Net income (loss)				16,896,518	675,861	17,572,379
Balance at Mar. 31, 2022		$ 863		(21,662,596)	284,969	(21,376,764)
Balance (in Shares) at Mar. 31, 2022	2,500	8,625,000
Balance at Dec. 31, 2021		$ 863		(38,559,114)	(390,892)	(38,949,143)
Balance (in Shares) at Dec. 31, 2021	2,500	8,625,000
Net income (loss)						22,971,759
Balance at Sep. 30, 2022		$ 863		(18,381,260)	492,637	(17,887,760)
Balance (in Shares) at Sep. 30, 2022	2,500	8,625,000
Balance at Mar. 31, 2022		$ 863		(21,662,596)	284,969	(21,376,764)
Balance (in Shares) at Mar. 31, 2022	2,500	8,625,000
Net income (loss)				6,017,261	240,690	6,257,951
Increase in redemption value of Class A ordinary shares subject to possible redemption				(387,074)		(387,074)
Balance at Jun. 30, 2022		$ 863		(16,032,409)	525,659	(15,505,887)
Balance (in Shares) at Jun. 30, 2022	2,500	8,625,000
Net income (loss)				(825,549)	(33,022)	(858,571)
Increase in redemption value of Class A ordinary shares subject to possible redemption				(1,523,302)		(1,523,302)
Balance at Sep. 30, 2022		$ 863		$ (18,381,260)	$ 492,637	$ (17,887,760)
Balance (in Shares) at Sep. 30, 2022	2,500	8,625,000